Investment Objectives and Goals	Jun. 13, 2025
Cloverpoint Core Alpha US ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cloverpoint Core Alpha US ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cloverpoint Core Alpha US ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Cloverpoint Core Alpha International ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cloverpoint Core Alpha International ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cloverpoint Core Alpha International ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Cloverpoint Core Alpha Global ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cloverpoint Core Alpha Global ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cloverpoint Core Alpha Global ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Cloverpoint Core Alpha Power Evolution ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cloverpoint Core Alpha Power Evolution ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cloverpoint Core Alpha Power Evolution ETF (the “Fund”) seeks to achieve long-term capital appreciation.